Investment Information - Investment Contracts (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at contract value	$ 42,989,348	$ 46,528,721
Investment, Identifier [Axis]: Metropolitan Life Insurance Company
EBP, Master Trust [Line Items]
Investments, at contract value	10,753,100	11,636,845
Investment, Identifier [Axis]: Pacific Life Insurance Company
EBP, Master Trust [Line Items]
Investments, at contract value	10,747,737	11,632,705
Investment, Identifier [Axis]: Transamerica Premier Life Insurance Company
EBP, Master Trust [Line Items]
Investments, at contract value	10,735,080	11,621,469
Investment, Identifier [Axis]: Voya Insurance and Annuity Co.
EBP, Master Trust [Line Items]
Investments, at contract value	$ 10,753,431	$ 11,637,702